Long-Term Debt - Other - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) credit_facility term_loan	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,987,558	$ 1,810,374
Weighted-average interest rate for the Partnership's long-term debt outstanding	4.44%	3.34%
Foreign exchange (losses) gains	$ 1,371	$ (26,933)	$ 5,335
Aggregate annual long-term debt principal repayments, 2019	136,600
Aggregate annual long-term debt principal repayments, 2020	613,000
Aggregate annual long-term debt principal repayments, 2021	404,100
Aggregate annual long-term debt principal repayments, 2022	92,100
Aggregate annual long-term debt principal repayments, 2023	213,300
Aggregate annual long-term debt principal repayments, thereafter	$ 528,500
Number of term loans | term_loan	7
Long-term debt	$ 1,969,776	1,797,992
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Minimum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	132.00%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Maximum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	198.00%
Other U.S. Dollar-denominated Loans
Debt Instrument [Line Items]
Aggregate principal amount	$ 3,300	10,000
Long-term Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,212,504	$ 935,286
Long-term Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Long-term Debt | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Require Minimum Vessel Value to Outstanding Loan Principal Balance Ratios
Debt Instrument [Line Items]
Number of term loans | credit_facility	3
Long-term debt	$ 442,200
Require Minimum Vessel Value to Outstanding Loan Principal Balance Ratios | Minimum
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	115.00%
Require Minimum Vessel Value to Outstanding Loan Principal Balance Ratios | Maximum
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	135.00%
Teekay Nakilat Joint Venture
Debt Instrument [Line Items]
Partnership interest owned	70.00%
Noncontrolling ownership percentage	30.00%
Teekay Nakilat Joint Venture Loan
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.00%